Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Long-Term Debt

	June 30, 2014	December 31, 2013
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	583,557	743,494
Norwegian Kroner Bonds due through 2019	472,845	312,947
U.S. Dollar-denominated Term Loans due through 2018	168,143	188,854
U.S. Dollar-denominated Term Loans due through 2023	847,818	949,531
U.S. Dollar Bonds due through 2023	471,118	174,150

Total	2,543,481	2,368,976
Less current portion	339,087	806,009

Long-term portion	2,204,394	1,562,967